Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity

As of the date of this report we have not adopted a formal cybersecurity policy, and we have not invested in a comprehensive set of processes for managing cybersecurity risk due to our relatively small size and limited resources. However, we have taken certain preliminary steps to manage cybersecurity risks such as utilizing commercially available anti-virus software on company computers, utilizing cloud-based systems and software offered by major global software and computer systems providers for company records and documents.

As of the date of this report we do not believe, or are not aware, of any existing or previous cybersecurity incident that has materially affected or are reasonably likely to materially affect our business, strategy, operations, or financial condition. However, we may in the future be materially adversely affected by a cybersecurity incident, such as a computer system failure, a computer system security breach, and as a result may be subject to ransomware, phishing attacks, or other malicious intrusions.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report we do not believe, or are not aware, of any existing or previous cybersecurity incident that has materially affected or are reasonably likely to materially affect our business, strategy, operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Risk Governance

Our Compliance Officer is responsible for assessing and managing material risks from cybersecurity threats. Our Compliance Officer oversees our efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents.

Our Board of Directors has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats. Our Compliance Officer reports to the Board of Directors on cybersecurity risk management matters as needed. Any material cybersecurity incidents would be reported to the Board of Directors by our Compliance Officer. In the case of a material cybersecurity incident, our board is responsible for ensuring that the proposed action and disclosure of the incident is adequate and that measures are put in place to prevent further incidents. See Item 3 – Risk Factors—“We rely on information technology systems, and any inadequacy, failure, interruption or security breaches of those systems may impair our ability to operate our business effectively” in this Form 20-F.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Board of Directors has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true